S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Aug. 18, 2025 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,625,000
M3-Brigade Partners LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1.5
Class B Ordinary Shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	8,625,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,333,333
Price Paid or to be Paid for Securities, Total Amount	$ 8,000,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1.50